Summary of Significant Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2020
Accounting Policies [Abstract]
Schedule of Liability for Future Policy Benefits, by Product Segment
The following table provides reserve information for our major product lines for the years ended December 31, 2020 and 2019:

	December 31, 2020				December 31, 2019
			Claims and Benefits Payable				Claims and Benefits Payable
	Future Policy Benefits and Expenses	Unearned Premiums	Case Reserves	Incurred But Not Reported Reserves	Future Policy Benefits and Expenses	Unearned Premiums	Case Reserves	Incurred But Not Reported Reserves
Long Duration Contracts:
Global Preneed (1)	$791.1	$22.2	$12.3	$2.8	$851.2	$24.0	$7.4	$2.4
Disposed and run-off businesses	2,121.1	13.8	505.2	55.3	2,107.3	15.0	477.3	47.6
Short Duration Contracts:
Disposed and run-off businesses	—	0.1	446.3	4.0	—	2.9	506.6	12.5
Credit disability	—	0.1	—	0.5	—	0.1	—	0.7
Total	$2,912.2	$36.2	$963.8	$62.6	$2,958.5	$42.0	$991.3	$63.2
(1) Global Preneed future policy benefits and expenses include reserves estimated using traditional reserving models calculated as the present value of future benefits to policyholders and related expenses, less the present value of future net premiums, of $771.5 million and $831.1 million as of December 31, 2020 and 2019, respectively. The remaining future policy benefits and expenses primarily represent investment-type annuities and life insurance policies with discretionary benefits with account-value based reserves.